Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,988,989)	$ (4,642,188)	$ (5,775,951)	$ (3,567,883)
Stock-based compensation expense	39,170	1,854,726	2,246,033	2,253,793
Gain on retirement of royalty accrual				(720,632)
Depreciation	3,705	2,800	4,035	670
Foreign exchange differences			26,703	(90,147)
Amortization of debt discount	174,408
Change in fair value of derivative liability	5,535
Changes in operating assets and liabilities:
Receivables and prepaid expenses	78,720	15,270	24,961	(7,264)
Accounts payable	231,891	(22,153)	112,551	44,111
Accrued expenses and other payables	1,905	92,937	(18,892)	(110,231)
Registration Rights Agreement liability		520,000	520,000
Founders claim accrual				(207,844)
Accrued royalties				6,438
Accrued severance	44,573	(117)	118,738	4,827
Net cash used in operating activities	(1,409,082)	(2,178,725)	(2,741,822)	(2,394,162)
Cash flows from investing activities:
Cash acquired in reverse recapitalization				17,966
Purchase of property and equipment		(25,849)	(25,849)
Net cash used in investing activities		(25,849)	(25,849)	17,966
Cash flows from financing activities:
Proceeds from convertible promissory notes, net	1,100,000
Proceeds from private placement raise				5,225,000
Issuance costs				(571,796)
Net cash provided by financing activities	1,100,000			4,653,204
Effect of exchange rate changes on cash			(30,728)	31,776
Net decrease in cash	(309,082)	(2,204,574)	(2,798,399)	2,308,784
Cash, beginning of period	549,444	3,347,843	3,347,843	1,039,059
Cash, end of period	$ 240,362	$ 1,143,269	549,444	3,347,843
Supplemental cash flow information:
Cash paid for interest
Cash paid for taxes
Non-cash activities:
Shares issued at reverse recapitalization				20,231
Net liabilities assumed in reverse recapitalization				791,232
Return of founders shares to the Company as part of claim settlement				33,096
Settlement of Treasury Stock prior to recapitalization				$ 33,096